Fair Value Measurements - Summary of Assets Measured or Disclosed at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets – foreign exchange forward contracts	¥ 314	¥ 8
Short-term investments	843,232	513,683
Debt Security Investment	14,687	2,348
Total assets measured at fair value	¥ 858,233	¥ 516,039
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets	Assets
Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets – foreign exchange forward contracts	¥ 0	¥ 0
Short-term investments	224,327	119,928
Debt Security Investment	0	0
Total assets measured at fair value	224,327	119,928
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets – foreign exchange forward contracts	314	8
Short-term investments	618,905	393,755
Debt Security Investment	0	0
Total assets measured at fair value	619,219	393,763
Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets – foreign exchange forward contracts	0	0
Short-term investments	0	0
Debt Security Investment	14,687	2,348
Total assets measured at fair value	¥ 14,687	¥ 2,348